Related Party Transactions (Details) - Related parties [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Salaries and other short-term benefits	$ 2,130	$ 2,246
Share-based compensation	2,513	2,072
Key management personnel compensation	$ 4,643	$ 4,318